Note to consolidated statements of cash flows - Cash generated from (used in) operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note to consolidated statements of cash flows
Profit (loss) before income tax	¥ 1,254,658	¥ (4,662,680)	¥ (11,738,983)
Adjusted for:
Share-based compensation	2,252,738	2,589,593	3,446,898
Depreciation and amortization	3,165,067	4,825,207	5,799,805
Allowances for credit losses	3,347,767	2,090,866	1,062,265
Interest income and investment loss (income), net	(1,335,124)	(2,395,464)	(2,390,366)
Share of loss (profit) of equity method investees	(243,435)	(563,698)	(48,583)
Fair value changes of preferred shares issued by subsidiaries	924,403	4,870,388	(5,181,505)
Gain or loss on disposal or deemed disposal of subsidiaries	(8,087)	(2,839,384)
Loss (income) on disposal of property and equipment and other assets	(512,336)	(273,975)	(279,920)
Impairment of property and equipment and other assets	24,577	165,159	66,093
Foreign exchange loss (gain)	1,129,759	(271,411)	1,406,338
Accretion of discount on borrowings and others	156,332	168,099	245,069
Increase in restricted cash	(586,237)	(338,421)	(269,358)
Increase in accounts receivable, net	(764,920)	(1,480,559)	(180,362)
Increase in prepayments, receivables and other current assets	(3,500,847)	(5,205,501)	(1,090,610)
Decrease (increase) in other noncurrent assets	(1,015,696)	(32,436)	354,385
Increase (decrease) in accounts and notes payable	(101,375)	1,844,844	(1,251,435)
Increase (decrease) in accrued expenses and other current liabilities	875,316	3,571,776	(513,100)
Increase (decrease) in other noncurrent liabilities	(84,746)	140,176	(10,527)
Cash generated from (used in) operations	¥ 4,977,814	¥ 2,202,579	¥ (10,573,896)